Fidelity Freedom® Funds

Fidelity Freedom® 2065 Fund

Class/Ticker

Fidelity Freedom® 2065 Fund/FFSFX

In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.

Summary Prospectus

May 28, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at www.fidelity.com/funddocuments. You can also get this information at no cost by calling 1-800-FIDELITY or by sending an e-mail request to fidfunddocuments@fidelity.com. The fund's prospectus and SAI dated May 28, 2022 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
Fidelity Freedom® 2065 Fund/Fidelity Freedom® 2065 Fund

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.75%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.75%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$77
3 years	$240
5 years	$417
10 years	$930

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
50
45
40
35
30
25
20
15
10
5
0
5
10
15
20
25
Years to Retirement
Years in Retirement
U.S. Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures.  Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.09%	June 30, 2020
Lowest Quarter Return	(20.74)%	March 31, 2020
Year-to-Date Return	(6.28)%	March 31, 2022

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Fidelity Freedom® 2065 Fund
Return Before Taxes	16.49%	17.58%
Return After Taxes on Distributions	13.96%	16.09%
Return After Taxes on Distributions and Sale of Fund Shares	10.72%	13.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	23.24%
Fidelity Freedom 2065 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	16.69%

(a)  From June 28, 2019

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, Fidelity, and FAST are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity Freedom 2065 Composite Index is a service mark of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9894071.104	F65-SUM-0522

Fidelity Freedom® Funds

Fidelity Freedom® 2065 Fund

Class/Ticker

K/FFSDX

Summary Prospectus

May 28, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at www.fidelity.com/workplacedocuments. You can also get this information at no cost by calling 1-800-835-5095 or by sending an e-mail request to fidfunddocuments@fidelity.com. The fund's prospectus and SAI dated May 28, 2022 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
Fidelity Freedom® 2065 Fund/K

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.64%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.65%

(a)  Adjusted to reflect current fees.

(b)  For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$66
3 years	$207
5 years	$361
10 years	$807

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures.  Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.13%	June 30, 2020
Lowest Quarter Return	(20.74)%	March 31, 2020
Year-to-Date Return	(6.28)%	March 31, 2022

Average Annual Returns

For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class K	16.53%	17.70%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	23.24%
Fidelity Freedom 2065 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	16.69%

(a)  From June 28, 2019

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans and certain Fidelity health savings accounts that are made available through employers. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity Freedom 2065 Composite Index is a service mark of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9894072.104	F65-K2-SUM-0522

Fidelity Freedom® Funds

Fidelity Freedom® 2065 Fund

Class/Ticker

K6/FFSZX

Summary Prospectus

May 28, 2022

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at www.fidelity.com/workplacedocuments. You can also get this information at no cost by calling 1-800-835-5095 or by sending an e-mail request to fidfunddocuments@fidelity.com. The fund's prospectus and SAI dated May 28, 2022 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
Fidelity Freedom® 2065 Fund/K6

Investment Objective

The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(b)	0.01%
Total annual operating expenses(a)	0.50%

(a)  Adjusted to reflect current fees.

(b)  For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$51
3 years	$159
5 years	$278
10 years	$625

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Income Fund, approximately 10 to 19 years after the year 2065. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. A revised neutral asset allocation strategy for the fund is expected to take effect by the end of the third quarter of 2022, as illustrated in the following chart. The Adviser has begun transitioning the neutral asset allocation percentages to achieve the desired allocations.
  The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.
  Designed for investors who anticipate retiring in or within a few years of 2065 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
  Commodity Futures.  Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.15%	June 30, 2020
Lowest Quarter Return	(20.72)%	March 31, 2020
Year-to-Date Return	(6.27)%	March 31, 2022

Average Annual Returns

For the periods ended December 31, 2021	Past 1 year	Life of class(a)
Class K6	16.75%	17.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	23.24%
Fidelity Freedom 2065 Composite Index℠ (reflects no deduction for fees or expenses)	16.18%	16.69%

(a)  From June 28, 2019

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2019.

Brett Sumsion (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

Shares generally are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

Internet

www.401k.com

Phone

For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.

For Retirement Plan Level Accounts:

Corporate Clients 1-800-962-1375

"Not for Profit" Clients 1-800-343-0860

Mail

Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shares of the fund are not eligible for purchase by registered investment companies or business development companies to the extent such acquisition is in reliance on Rule 12d1-4 under the Investment Company Act of 1940.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Currently, the Board of Trustees of the fund has not authorized such payments for Class K6 shares of the fund. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Freedom, Fidelity Investments & Pyramid Design, and Fidelity are registered service marks of FMR LLC. © 2022 FMR LLC. All rights reserved.

Fidelity Freedom 2065 Composite Index is a service mark of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9894073.104	F65-K6-SUM-0522